Shareholder Report, Average Annual Return (Details) LMA7900_Franklin Templeton Conservative Model Portfolio_Class II_TSR Annual {Class II}		12 Months Ended	60 Months Ended	69 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II
Average Annual Return, Percent		9.04%	2.65%	4.16%
Bloomberg U.S. Aggregate Index1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		7.30%	(0.36%)	0.13%
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[1]	9.32%	2.34%	3.72%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%	13.15%	18.49%

[1]
†	The Fund’s Composite Benchmark is comprised of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.